Related-party transactions (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

		For the three months ended September 30,		For the nine months ended September 30,
(in €‘000)	Relationship	2023	2022	2023	2022
Madeleine Charging B.V.	Immediate parent entity
Interest expenses on shareholder loans		—	—	—	1,755
Management fee		—	—	—	12
Reimbursement of advisory fees		—	—	—	280
Share-based payment expenses		—	—	—	74,001
Mega-E Group (Mega-E Charging B.V. and its subsidiaries)	Other related party
Revenue from contracts with related party		—	—	—	1,474
EV Cars	Other related party
Revenue from contracts with related party		3,205	4,482	12,311	22,826
Voltalis	Other related party
Revenue from contracts with related party		1,364	989	4,091	1,279